UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds, Inc.
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Semi-Annual Report
June 30, 2013

(Unaudited)

Fund Office:
15 Chester Commons
Malvern, PA 19355
610-722-0900     800-787-3334
www.manorfunds.com

Managed by:
Morris Capital Advisors, Inc.

MANOR FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

GROWTH FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

BOND FUND

GRAPHICAL ILLUSTRATION (UNAUDITED)

JUNE 30, 2013

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Manor Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 92.28%

Beverages - 3.49%
1,892	PepsiCo, Inc.	$ 154,747

Computer & Office Equipment - 3.61%
836	International Business Machines Corp.	159,768

Construction, Mining & Materials Handling Machinery & Equipment - 2.28%
1,299	Dover Corp.	100,880

Crude Petroleum & Natural Gas - 2.40%
1,193	Occidental Petroleum Corp.	106,451

Drilling Oil & Gas Wells - 1.51%
972	Diamond Offshore Drilling, Inc.	66,864

Electric & Other Services Combined - 0.95%
1,360	Exelon Corp.	41,997

Electrical Work - 2.98%
4,984	Quanta Services, Inc. *	131,877

Electronic Connectors - 5.05%
2,872	Amphenol Corp. Class A	223,844

Fire, Marine & Casualty Insurance - 3.51%
1,838	Chubb Corp.	155,587

Gold & Silver Ores - 1.28%
1,892	Newmont Mining Corp.	56,665

Hospital & Medical Service Plans - 2.06%
1,117	Wellpoint, Inc.	91,415

Instruments for Measuring & Testing of Electricity - 2.19%
2,264	Agilent Technologies, Inc.	96,809

Investment Advice - 2.29%
744	Franklin Resources, Inc.	101,199

Life Insurance - 3.39%
3,282	Metlife, Inc.	150,184

National Commercial Banks - 6.25%
2,416	JP Morgan Chase & Co.	127,541
2,044	PNC Financial Services Group, Inc.	149,048
		276,589
Oil & Gas Field Machinery & Equipment - 2.09%
1,345	National Oilwell Varco, Inc.	92,671

Perfumes, Cosmetics & Other Toilet Preparations - 4.13%
3,190	Colgate Palmolive Co.	182,755

Petroleum Refining - 2.85%
3,624	Valero Energy Corp.	126,006

Pharmaceutical Preparations - 4.39%
1,542	Actavis, Inc. *	194,631

Public Building & Related Furniture - 6.71%
2,530	BE Aerospace, Inc. *	159,592
3,840	Johnson Controls, Inc.	137,434
		297,026
Railroads, Line-Haul Operating - 3.24%
1,975	Norfolk Southern Corp.	143,484

Retail-Variety Stores - 3.46%
2,059	Wal-Mart Stores, Inc.	153,375

Semiconductors & Related Devices - 3.07%
5,174	Applied Materials, Inc.	77,196
2,431	Intel Corp.	58,903
		136,099
Services-Miscellaneous Amusement & Recreation - 4.38%
3,069	Walt Disney Co. *	193,807

Services-Prepackaged Software - 3.01%
3,859	Microsoft Corp.	133,309

Special Industry Machinery - 3.48%
2,672	Pentair Ltd.	154,148

Steel Works, Blast Furnace Rolling Mills - 1.09%
1,109	Nucor Corp.	48,042

Telephone Communications - 2.38%
2,978	AT&T, Inc.	105,421

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.76%
3,776	AmerisourceBergen Corp.	210,814

TOTAL FOR COMMON STOCKS (Cost $2,805,272) - 92.28%		4,086,464

SHORT TERM INVESTMENTS - 7.84%
347,375	First American Government Obligation Fund Class Y 0.02% ** (Cost $347,375)	347,375

TOTAL INVESTMENTS (Cost $3,152,647) - 100.12%		4,433,839

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.12)%		(5,283)

NET ASSETS - 100.00%		$ 4,428,556

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

	Growth Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 92.80%

Beverages - 3.95%
3,534	Constellation Brands, Inc. Class A *	$ 184,192

Biological Products (No Diagnostic Substances) - 3.29%
2,987	Gilead Sciences, Inc. *	153,143

Communications Services - 4.19%
3,167	DIRECTV Group, Inc. Class A *	195,151

Crude Petroleum & Natural Gas - 1.50%
1,909	Southwestern Energy Co. *	69,736

Electronic Computers - 3.40%
399	Apple, Inc.	158,215

Fire, Marine & Casualty Insurance - 3.68%
1,917	Ace Ltd.	171,533

Investment Advice - 3.34%
948	Affiliated Managers Group, Inc. *	155,415

Iron & Steel Foundries - 5.06%
1,042	Precision Castparts Corp.	235,502

Leather & Leather Products - 2.44%
1,993	Coach, Inc.	113,780

Measuring & Controlling Devices - 6.76%
2,292	Thermo Fisher Scientific, Inc.	193,972
4,648	Trimble Navigation, Ltd. *	120,802
		314,774
Oil & Gas Field Services - 1.70%
1,106	Schlumberger Ltd.	79,256

Optical Instruments & Lenses - 2.41%
2,013	KLA Tencor Corp.	112,184

Orthopedic, Prosthetic & Surgical Appliances and Supplies - 2.06%
1,430	Edwards Lifescience Corp. *	96,096

Petroleum Refining - 2.48%
1,737	Hess Corp.	115,493

Pharmaceutical Preparations - 5.23%
1,685	Abbott Laboratories	58,773
1,685	AbbVie Inc.	69,658
986	Celgene Corp. *	115,342
		243,773
Retail-Drug Stores & Proprietary Stores - 3.45%
2,604	Express Scripts, Inc. Class C *	160,771

Retail-Furniture, Furnishings & Equipment Stores - 2.96%
1,945	Bed, Bath & Beyond, Inc. *	137,998

Retail-Variety Stores - 2.97%
2,723	Dollar Tree, Inc. *	138,437

Semiconductors & Related Devices - 5.05%
3,031	Texas Instruments, Inc.	105,630
3,275	Xilinx, Inc.	129,723
		235,353
Services-Business Services - 5.27%
427	MasterCard, Inc.	245,312

Services-Computer Programming, Data Processing, Etc. - 3.70%
196	Google, Inc. Class A *	172,553

Services-Help Supply Services - 2.73%
3,830	Robert Half International, Inc.	127,271

Services-Prepackaged Software - 5.16%
2,715	Microsoft Corp.	93,790
4,780	Oracle Corp.	146,794
		240,584
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.27%
2,652	Church & Dwight Co., Inc.	163,655
1,669	Procter & Gamble Co.	128,496
		292,151
Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.75%
6,789	LKQ Corp. *	174,817

TOTAL FOR COMMON STOCKS (Cost $2,711,855) - 92.80%		4,323,490

SHORT TERM INVESTMENTS - 7.37%
343,421	First American Government Obligation Fund Class Y 0.02% ** (Cost $343,421)	343,421

TOTAL INVESTMENTS (Cost $3,055,276) - 100.17%		4,666,911

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(8,009)

NET ASSETS - 100.00%		$ 4,658,902

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
The accompanying notes are an integral part of these financial statements.

	Bond Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Face Amount		Value

US TREASURY NOTES - 99.52%
250,000	US Treasury Note 0.50% Due 11/15/2013	$ 250,361
200,000	US Treasury Note 0.625% Due 05/31/2017	196,766
375,000	US Treasury Note 1.00% Due 03/31/2017	375,234
225,000	US Treasury Note 1.00% Due 11/30/2019	214,313
350,000	US Treasury Note 1.25% Due 10/31/2015	356,398
250,000	US Treasury Note 1.375% Due 11/30/2018	248,164

TOTAL FOR US TREASURY NOTES (Cost $1,642,839) - 99.52%		1,641,236

SHORT TERM INVESTMENTS - 0.69%
11,402	First American Treasury Obligation Class Y 0.00% ** (Cost $11,402)	11,402

TOTAL INVESTMENTS (Cost $1,654,241) - 100.21%		1,652,638

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21)%		(3,460)

NET ASSETS - 100.00%		$ 1,649,178

** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Assets and Liabilities
June 30, 2013 (Unaudited)

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $3,152,647, $3,055,276, and $1,654,241, respectively)	$ 4,433,839	$ 4,666,911	$ 1,652,638
Receivables:
Dividends and Interest	3,496	1,393	2,307
Shareholder Subscriptions	316	-
Due from Advisor	-	-	514
Prepaid Expenses	6,236	6,187	3,327
Total Assets	4,443,887	4,674,491	1,658,786
Liabilities:
Payables:
Due to Advisor	1,355	1,394	-
Accrued Expenses	13,976	14,195	9,608
Total Liabilities	15,331	15,589	9,608
Net Assets	$ 4,428,556	$ 4,658,902	$ 1,649,178

Net Assets Consist of:
Capital Stock	$ 206	$ 316	$ 158
Paid In Capital	2,869,621	3,202,339	1,648,529
Undistributed Net Investment Income (Loss)	7,466	(13,013)	1,973
Accumulated Realized Gain (Loss) on Investments	270,071	(142,375)	121
Unrealized Appreciation (Depreciation) in Value of Investments	1,281,192	1,611,635	(1,603)
Net Assets (10,000,000 shares authorized, $0.001 par value) for 206,438,
316,403, and 158,008 shares outstanding, respectively.	$ 4,428,556	$ 4,658,902	$ 1,649,178

Net Asset Value and Offering Price Per Share	$ 21.45	$ 14.73	$ 10.44

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Statements of Operations
For the six months ended June 30, 2013 (Unaudited)

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 39,213	$ 20,475	$ -
Interest	7	14	10,036
Total Investment Income	39,220	20,489	10,036

Expenses:
Advisory	21,290	22,335	4,173
Shareholder Service	3,601	3,789	370
Transfer Agent and Fund Accounting	4,661	4,661	4,711
Insurance	1,256	1,287	491
Audit	4,461	4,461	2,230
Registration	3,122	3,547	1,255
Custody	2,353	2,246	1,448
Legal	1,264	1,647	667
Printing and Mailing	724	1,081	181
Quotes	614	646	244
Miscellaneous	853	807	719
Total Expenses	44,199	46,507	16,489
Fees Waived and Reimbursed by the Advisor	(12,265)	(13,005)	(8,142)
Net Expenses	31,934	33,502	8,347

Net Investment Income (Loss)	7,286	(13,013)	1,689

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	270,057	85,511	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	351,625	397,959	(30,865)
Net Realized and Unrealized Gain (Loss) on Investments	621,682	483,470	(30,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 628,968	$ 470,457	$ (29,176)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2013	12/31/2012
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 7,286	$ 21,749
Net Realized Gain on Investments	270,057	252,143
Net Change in Unrealized Appreciation on Investments	351,625	55,019
Net Increase in Net Assets Resulting from Operations	628,968	328,911

Distributions to Shareholders from:
Net Investment Income	-	(21,569)
Realized Gains	-	(5,547)
Total Distributions	-	(27,116)

Capital Share Transactions:
Proceeds from Sold Shares	134,459	208,911
Reinvestment of Distributions	-	27,116
Cost of Shares Redeemed	(299,589)	(755,672)
Net Decrease from Capital Shares Transactions	(165,130)	(519,645)

Total Increase (Decrease)	463,838	(217,850)

Net Assets
Beginning of Period	3,964,718	4,182,568
End of Period (Including Accumulated Undistributed Net
Investment Income of $7,466 and $180, respectively)	$ 4,428,556	$ 3,964,718

Share Transactions:
Shares Sold	6,369	11,339
Shares Issued on Reinvestment of Distributions	-	1,488
Shares Redeemed	(14,733)	(41,556)
Net Decrease in Outstanding Shares of Fund	(8,364)	(28,729)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2013	12/31/2012
Net Investment Loss	$ (13,013)	$ (15,563)
Net Realized Gain on Investments	85,511	89,579
Net Change in Unrealized Appreciation on Investments	397,959	479,069
Net Increase in Net Assets Resulting from Operations	470,457	553,085

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	-
Total Distributions	-	-

Capital Share Transactions:
Proceeds from Sold Shares	233,355	261,450
Reinvestment of Distributions	-	-
Cost of Shares Redeemed	(270,843)	(840,500)
Net Decrease from Capital Shares Transactions	(37,488)	(579,050)

Total Increase (Decrease)	432,969	(25,965)

Net Assets
Beginning of Period	4,225,933	4,251,898
End of Period (Including Accumulated Undistributed Net Investment
Income (Loss) of $(13,013) and $0, respectively)	$ 4,658,902	$ 4,225,933

Share Transactions:
Shares Sold	16,337	19,948
Shares Issued on Reinvestment of Distributions	-	-
Shares Redeemed	(19,158)	(64,893)
Net Decrease in Outstanding Shares of Fund	(2,821)	(44,945)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
Increase (Decrease) in Net Assets From Operations:	6/30/2013	12/31/2012
Net Investment Income	$ 1,689	$ 6,238
Net Realized Gain on Investments	-	233
Net Change in Unrealized Depreciation on Investments	(30,865)	(2,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,176)	3,773

Distributions to Shareholders from:
Net Investment Income	-	(6,157)
Realized Gains	-	(207)
Total Distributions	-	(6,364)

Capital Share Transactions:
Proceeds from Sold Shares	6,548	519,862
Shares Issued on Reinvestment of Distributions	-	6,364
Cost of Shares Redeemed	(20,081)	(653,476)
Net Decrease from Capital Share Transactions	(13,533)	(127,250)

Total Decrease	(42,709)	(129,841)

Net Assets
Beginning of Period	1,691,887	1,821,728
End of Period (Including Accumulated Undistributed Net
Investment Income of $1,973 and $284, respectively)	$ 1,649,178	$ 1,691,887

Share Transactions:
Shares Sold	618	48,684
Shares Issued on Reinvestment of Distributions	-	598
Shares Redeemed	(1,900)	(61,242)
Net Decrease in Outstanding Shares of Fund	(1,282)	(11,960)

The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Manor Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 18.46		$ 17.18	$ 17.11	$ 15.14	$ 12.01	$ 17.58

Income From Investment Operations:
Net Investment Income *	0.04		0.09	0.06	0.04	0.10	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	2.95		1.32	0.07	1.97	3.12	(5.57)
Total from Investment Operations	2.99		1.41	0.13	2.01	3.22	(5.53)

Distributions:
Net Investment Income	-		(0.10)	(0.06)	(0.04)	(0.09)	(0.04)
Realized Gains	-		(0.03)	-	-	-	-
Total from Distributions	-		(0.13)	(0.06)	(0.04)	(0.09)	(0.04)

Net Asset Value, at End of Period	$ 21.45		$ 18.46	$ 17.18	$ 17.11	$ 15.14	$ 12.01

Total Return **	16.20%	(a)	8.20%	0.78%	13.29%	26.83%	(31.42)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,429		$ 3,965	$ 4,183	$ 4,230	$ 3,800	$ 2,970
Before Waivers
Ratio of Expenses to Average Net Assets	2.07%	***	2.18%	1.92%	1.72%	1.86%	1.95%
After Waivers
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	0.34%	***	0.51%	0.36%	0.27%	0.74%	0.26%
Portfolio Turnover	10.16%	(a)	10.15%	11.87%	3.20%	9.59%	15.68%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Annualized
(a) Not Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012	12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 13.24		$ 11.68	$ 11.87	$ 9.96	$ 7.16	$ 12.16

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.04)	(0.06)	(0.06)	(0.03)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.53		1.60	(0.13)	1.97	2.83	(4.93)
Total from Investment Operations	1.49		1.56	(0.19)	1.91	2.80	(5.00)

Distributions:
Net Investment Income	-		-	-	-	-	-
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	-	-	-	-

Net Asset Value, at End of Period	$ 14.73		$ 13.24	$ 11.68	$ 11.87	$ 9.96	$ 7.16

Total Return **	11.25%	(a)	13.36%	(1.60)%	19.18%	39.11%	(41.12)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,659		$ 4,226	$ 4,252	$ 4,559	$ 3,801	$ 2,759
Before Waivers
Ratio of Expenses to Average Net Assets	2.08%	***	2.11%	1.91%	1.76%	1.85%	1.82%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.50%	***	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Loss to Average Net Assets	(0.58)%	***	(0.34)%	(0.52)%	(0.58)%	(0.44)%	(0.68)%
Portfolio Turnover	6.83%	(a)	13.03%	10.01%	9.86%	19.01%	28.66%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Annualized
(a) Not Annualized
The accompanying notes are an integral part of these financial statements.

Manor Investment Funds
Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2013		12/31/2012		12/31/2011	12/31/2010	12/31/2009	12/31/2008

Net Asset Value, at Beginning of Period	$ 10.62		$ 10.64		$ 10.67	$ 10.65	$ 10.89	$ 10.54

Income From Investment Operations:
Net Investment Income *	0.01		0.04		0.02	0.06	0.14	0.23
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.19)		(0.02)		0.07	0.03	(0.23)	0.32
Total from Investment Operations	(0.18)		0.02		0.09	0.09	(0.09)	0.55

Distributions:
Net Investment Income	-		(0.04)		(0.02)	(0.06)	(0.15)	(0.20)
Realized Gains	-		-	***	(0.10)	(0.01)	-	-
Total from Distributions	-		(0.04)		(0.12)	(0.07)	(0.15)	(0.20)

Net Asset Value, at End of Period	$ 10.44		$ 10.62		$ 10.64	$ 10.67	$ 10.65	$ 10.89

Total Return **	(1.69)%	(a)	0.19%		0.83%	0.85%	(0.80)%	5.20%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,649		$ 1,692		$ 1,822	$ 2,416	$ 2,035	$ 2,295
Before Waivers
Ratio of Expenses to Average Net Assets	1.98%	****	1.92%		1.74%	1.35%	1.46%	2.02%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.00%	****	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	****	0.35%		0.21%	0.53%	1.26%	2.08%
Portfolio Turnover	11.99%	(a)	35.65%		49.95%	41.12%	29.87%	13.55%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.
**** Annualized
(a) Not Annualized
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds, Inc. (the “Company”) is a non-diversified regulated investment company and was incorporated in the Commonwealth of Pennsylvania on September 13, 1995. Effective,  January 1, 2012, the Manor Investment Funds, Inc. were reorganized as a Delaware Business Trust, as Manor Investment Funds (the “Trust”); comprising of Manor Fund, Growth Fund and Bond Fund (collectively “the Funds”).  Effective January 3, 2012 Manor Investment Funds, Inc. was dissolved by domestication in Pennsylvania. The primary investment objective of each of the Funds follows: Manor Fund - conservative capital appreciation and current income, investing primarily in common stocks of large corporations in the United States; Growth Fund - long-term capital appreciation, investing primarily in common stocks of U.S. corporations; Bond Fund - intermediate-term fixed income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Company in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes: The Funds policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  FAIR VALUE OF INVESTMENTS

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

          Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of June 30, 2013 in valuing the Funds’ investments carried at value:

Manor Fund

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,086,464	$ -	$ -	$ 4,086,464
Short-Term Investments:
First American Government Obligation Fund Class Y	347,375	-	-	347,375
	$ 4,433,839	$ -	$ -	$ 4,433,839

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,323,490	$ -	$ -	$ 4,323,490
Short-Term Investments:
First American Government Obligation Fund Class Y	343,421	-	-	343,421
	$ 4,666,911	$ -	$ -	$ 4,666,911

Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
US Treasury Notes	$ 1,641,236	$ -	$ -	$ 1,641,236
Short-Term Investments:
First American Treasury Obligation Class Y	11,402	-	-	11,402
	$ 1,652,638	$ -	$ -	$ 1,652,638

The Funds did not hold any Level 3 assets during the six months ended June 30, 2013. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.   INVESTMENT ADVISORY AGREEMENT

The Company has an investment advisory agreement (the “agreement”) with Morris Capital Advisors, Inc. (the “Advisor”), with whom certain officers and directors of the Funds are affiliated, to furnish investment management services to the Funds. Under the terms of the agreement, the Funds will pay the Advisor a monthly fee based on the Funds’ average daily net assets at the annual rate of 1.00% for Manor Fund and Growth Fund and 0.5% for Bond Fund. For the six months ended June 30, 2013, the Advisor earned advisory fees from the Manor, Growth and Bond Funds of $21,290, $22,335, and $4,173, respectively.

Under the terms of the agreement if the aggregate expenses of the Funds are equal to or greater than 1.50% for Manor Fund and Growth Fund and 1.00% for Bond Fund of the Funds’ net assets the Advisor will reimburse the Funds for these expenses. The reimbursements from the Advisor for the Manor, Growth and Bond Funds for the six months ended June 30, 2013 were $12,265, $13,005, and $8,142, respectively.  As of June 30, 2013, the Advisor owed the Bond Fund $514. The Manor and Growth Funds owed the Advisor $1,355 and $1,394, respectively, as of June 30, 2013.

4.   INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended June 30, 2013, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 418,586	$ 290,867	$ 199,563
Sales	$ 810,024	$ 575,867	$ 199,456

5.   FEDERAL INCOME TAXES

As of June 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments	$ 3,152,647	$ 3,055,276	$ 1,654,241
Gross tax appreciation of investments	$ 1,392,830	$ 1,708,983	$ 12,077
Gross tax depreciation of investments	$(111,638)	$(97,348)	$(13,680)
Net tax appreciation (depreciation)	$ 1,281,192	$ 1,611,635	$(1,603)

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at December 31, 2012, the following represents the tax basis capital gains and losses:

	Manor Fund	Growth Fund	Bond Fund
Capital loss carry-forwards +	$ —	$ (227,885)	$ —
2017	$ —	$ (166,424)	$ —
2018	$ —	$ (61,461)	$ —
Distributable Earnings	$ 180	$ —	$ 393
Accumulated Realized Gains	$ 14	$ —	$ 12

+ The capital loss carry-forwards will be used to offset any capital gains realized by the Funds in future years through the expiration dates.  The Funds will not make distributions from capital gains while a capital loss carry-forward remains.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States

The tax character of distributions paid during the six months ended June 30, 2013 and year ended December 31, 2012 were as follows:

	Manor Fund		Growth Fund		Bond Fund
	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
Ordinary Income	$ —	$ 21,569	$ —	$ —	$ —	$ 6,157
Short-term Gain	$ —	$ —	$ —	$ —	$ —	$ 175
Long-term Gain	$ —	$ 5,547	$ —	$ —	$ —	$ 32

6.   SHAREHOLDER SERVICES PLAN

The shareholders and Board of Trustees of the Company approved a “Shareholder Services Plan” (the “Plan”) at a meeting held on September 15, 2011.  The Company adopted this Plan to enable the Company to bear, directly or indirectly, expenses relating to the provision of certain shareholder services each of the respective funds of the Company.  The Company will pay Service Providers a fee of .25% of the average daily net assets of each of the Manor, Growth and Bond Fund assets with whom the Service Provider has a service relationship for shareholder services. Services for which this fee may be paid include, but are not limited to, (i) maintaining accounts relating to Clients that invest in Shares; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by Service Providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; and (x) processing dividend payments from the Funds on behalf of Clients.  Service Providers may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund supermarkets, and the Service Providers’ affiliates and subsidiaries as compensation for such services as are described herein. For the six months ended June 30, 2013, the Manor Fund, Growth Fund, and Bond Fund incurred shareholder service fees of $3,601, $3,789, and $370, respectively.

7.  NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Manor Investment Funds
Expense Illustration
June 30, 2013 (Unaudited)

Expense Example

As a shareholder of Manor Investment Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2013 through June 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Manor Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$1,161.97	$8.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$1,112.54	$7.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.36	$7.50

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2013	June 30, 2013	January 1, 2013 to June 30, 2013

Actual	$1,000.00	$983.05	$4.92
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MANOR INVESTMENT FUNDS

DIRECTORS AND OFFICERS

JUNE 30, 2013 (UNAUDITED)

DIRECTORS AND OFFICERS

The following table provides information regarding each Director who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Director serves a one year term, and stands for re-election annually.

Name, Address and Age	Position & Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Bruce Laverty 15 Chester Commons Malvern, PA 19355 51	Director since 1995	Mr. Laverty is a Partner of the law firm Laverty Law Offices LLC.
John McGinn 15 Chester Commons Malvern, PA 19355 68	Director since 2002	Mr. McGinn is an independent real estate sales consultant.
Fred Myers 15 Chester Commons Malvern, PA 19355 61	Director since 1995	Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA’s.
Edward Szkudlapski 15 Chester Commons Malvern, PA 19355 55	Director since 2000	Mr. Szkudlapski is President of Eclipse Business Solutions, Inc.
Alan Weintraub 15 Chester Commons Malvern, PA 19355 59	Director since 1995	Mr. Weintraub is a Chief Technical Officer with Perficient, Austin, TX.
Howard Weisz 15 Chester Commons Malvern, PA 19355 71	Director since 2008	Mr. Weisz is an Independent Management Consultant.

The Directors received no fees for the six months ended June 30, 2013.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the Investment Company Act of 1940, and each officer of the Fund.  Each Director serves a one year term, and stands for re-election annually.

Name, Address, and Age	Position and Length of Time Served with the Fund	Principal Occupations During Past 5 Years and Current Directorships
Daniel A. Morris 15 Chester Commons Malvern, PA 19355 58	Director, President, Advisor Since 1995	Prior to founding Morris Capital Advisors, LLC, he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.
John R. Giles 15 Chester Commons Malvern, PA 19355 57	Director, Vice-President, Advisor, Secretary Since 2005

Prior to joining Morris Capital Advisors, LLC, he was Senior Vice President of the Wilmington Trust Company and Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies.

MANOR INVESTMENT FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2013 (UNAUDITED)

Proxy Voting Procedures

The Company’s Board of Directors has approved proxy voting procedures for the voting of proxies relating to securities held by the Fund.  Records of the Fund’s proxy voting records are maintained and are available for inspection.  The Board is responsible for overseeing the implementation of the procedures.  The proxy voting record of the Fund can be reviewed on the web site of the Fund at www.ManorFunds.com.  The Proxy voting history is located under Fund Information, Proxy Voting.

Quarterly Portfolio Schedule

The Company now files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  These forms are available on the SEC’S website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-723-0330.

Compensation of Board of Directors

The members of the Board of Directors serve without compensation.  Daniel A. Morris, President of Manor Investment Funds, Inc. (“the Funds”), and President of Morris Capital Advisors, LLC, adviser to the Funds, and an Interested Director of the Funds, receives no compensation directly from the Funds.  He is compensated through the management fee paid to the adviser by the Funds.  The business and affairs of the Fund are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Fund are set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors, and is available without charge, by calling 1-800-787-3334.   Each director may be contacted by writing to the director c/o Manor Investment Funds, Inc., 15 Chester Commons, Malvern, PA  19355.

Renewal of Management Agreement

Agreement made this 20th day of February, 2013 by and between Morris Capital Advisors, LLC, having an office at 15 Chester Commons, Malvern, PA 19355, (the "Investment Manager") and (the "Client"): Manor Investment Funds.

The approval of the Amended and Restated Management Agreement (the “Agreement”) for the Fund was considered by the Board, including a majority of Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively the “Trustees,” each a “Trustee”) at an in-person meeting.

The Board has had the opportunity to review the following information: (i) executed copies of the management agreement, and expense cap side letter, if any; (ii) the Advisor’s most current Form ADV Parts I and II and accompanying schedules, (iii) current financial statements for the Advisor; (iv) performance information illustrating the Funds’ returns for various periods ended December 31, 2012, and comparisons to its benchmark and peer group for the same periods, and (v) an analysis of each Fund’s advisory fee and total expense ratio (after fee waivers and reimbursements) compared to those of its peer group. The Board discussed this information with representatives of each Fund’s Advisor and asked the questions from the Board’s standard 15(c) checklist, including but not limited to a request for the Advisor’s current market outlook, a description of any changes in the Advisor’s personnel or operations, and an attribution analysis of the Fund’s performance during the prior year.

The Trustees confirmed that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed to be relevant. They noted that this included information that had been provided by the Advisor to the Board throughout the year at regular quarterly meetings, as well as information that was specifically furnished to the Committee in connection with its review of the management agreements.

ITEM 2.	CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by John McGinn. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Each year, the registrant’s Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant’s Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.	[RESERVED.]

ITEM 9.	CONTROLS AND PROCEDURES.
a)

The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 10.	EXHIBITS.
(a)(1)	Code of Ethics — For annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.
By /s/ Daniel A. Morris
Daniel A. Morris, President

Date: August 28, 2013